SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 512	$ 975
Grants in advance	87	268
Others	271	144
Other payables and accrued expenses	$ 870	$ 1,387